Marketable Securities (Investments With Continuous Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 465,292	$ 376,990
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(4,010)	(2,512)
Investments with continuous unrealized losses for 12 months or greater, Fair value	42,231	20,833
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(213)	(51)
Total Investments with continuous unrealized losses, Fair value	507,523	397,823
Total Investments with continuous unrealized losses, Unrealized losses	(4,223)	(2,563)
Government And Corporate Debentures - Fixed Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	267,326	195,784
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(2,225)	(1,816)
Investments with continuous unrealized losses for 12 months or greater, Fair value	27,490
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(69)
Total Investments with continuous unrealized losses, Fair value	294,816	195,784
Total Investments with continuous unrealized losses, Unrealized losses	(2,294)	(1,816)
Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	131,540	122,574
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(151)	(649)
Investments with continuous unrealized losses for 12 months or greater, Fair value		4,999
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses		(3)
Total Investments with continuous unrealized losses, Fair value	131,540	127,572
Total Investments with continuous unrealized losses, Unrealized losses	(151)	(652)
Government And Corporate Debentures - Floating Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	66,426	58,632
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(1,634)	(47)
Investments with continuous unrealized losses for 12 months or greater, Fair value	14,741	15,834
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(144)	(48)
Total Investments with continuous unrealized losses, Fair value	81,167	74,467
Total Investments with continuous unrealized losses, Unrealized losses	$ (1,778)	$ (95)